Transactions with related parties - Executive - Administrative Services Agreement (Details) € in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 20, 2014 EUR (€)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Related Party Transaction
Executive services agreement duration	Initial term of five years and automatically renews for successive five year terms unless terminated earlier
Eur/US Dollar exchange rate		1.1096	1.1096
Administrative services fee			$ 60	$ 0
Executive services agreement
Related Party Transaction
Annual executive services fee	€ 538		$ 597
Executive Services Agreement - Initial Term
Related Party Transaction
Executive services agreement duration			5
Executive Services Agreement - Automatic Renewal
Related Party Transaction
Executive services agreement duration			5
Administrative services agreement
Related Party Transaction
Administrative services fee		$ 10
Administrative services duration			Perpetual
Administrative services days notice			120